Average Annual Total Returns			12 Months Ended	60 Months Ended		117 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Wilshire 5000 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.13%	13.40%			14.45%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.70%	15.35%			18.14%
Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.91%	11.33%			10.53%
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.01%	3.18%			9.57%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.59%	8.88%			9.27%
MSCI All Country World Index ex-US Investable Market Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index ex-US Investable Market Index(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent			31.96%	7.77%			8.37%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent			7.58%	0.06%		2.21%
Custom Blended Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Custom Blended Index(2)(reflects no deduction for fees, expenses and taxes)
Average Annual Return, Percent	[1]		8.01%	1.27%		3.16%
Large Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			21.97%	14.27%			16.16%
Large Company Growth Portfolio - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			15.34%	10.31%			12.39%
Large Company Growth Portfolio - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			16.61%	10.41%			12.19%
Large Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.36%	14.62%			16.53%
Large Company Value Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.73%	11.13%			9.31%
Large Company Value Portfolio - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.08%	8.96%			7.35%
Large Company Value Portfolio - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			11.14%	8.47%			7.04%
Large Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.03%	11.45%			9.59%
Small Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.91%	0.51%			7.82%
Small Company Growth Portfolio - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.91%	(2.04%)			5.32%
Small Company Growth Portfolio - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.68%	0.12%	[2]		5.85% [2]
Small Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.10%	0.76%			8.09%
Small Company Value Portfolio - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.35%	10.54%			8.60%
Small Company Value Portfolio - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.68%	8.80%			6.91%
Small Company Value Portfolio - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.90% [2]	8.19%			6.58%
Small Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.60%	10.81%			8.87%
Wilshire 5000 IndexSM Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.29%	12.63%			13.66%
Wilshire 5000 IndexSM Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.02%	11.24%			12.06%
Wilshire 5000 IndexSM Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			11.29%	9.87%			10.94%
Wilshire 5000 IndexSM Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.56%	12.88%			13.96%
Wilshire International Equity Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			33.71%	8.64%			9.30%
Wilshire International Equity Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			30.19%	6.61%			7.97%
Wilshire International Equity Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			22.59%	6.66%	[3]		7.49%
Wilshire International Equity Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			33.93%	8.92%			9.59%
Wilshire Income Opportunities Fund - Investment Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.18%	1.02%		2.74%
Performance Inception Date		Mar. 30, 2016
Wilshire Income Opportunities Fund - Investment Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.25%	(0.45%)		1.24%
Wilshire Income Opportunities Fund - Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.23%	0.16%	[4]	1.47% [4]
Wilshire Income Opportunities Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.47%	1.29%		2.97%
Performance Inception Date		Mar. 30, 2016

[1]	The Custom Blended Index consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index, and 10% Bloomberg Emerging Markets USD Aggregate Bond Index.
[2]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.